Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	194,559,747.48	18,481
Yield Supplement Overcollateralization Amount 12/31/24	1,820,767.48	0
Receivables Balance 12/31/24	196,380,514.96	18,481
Principal Payments	11,970,578.75	809
Defaulted Receivables	247,756.39	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	1,626,287.50	0
Pool Balance at 01/31/25	182,535,892.32	17,653

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.31%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	4,396,789.92	276
Past Due 61-90 days	1,466,402.84	90
Past Due 91-120 days	283,732.43	16
Past Due 121+ days	0.00	0
Total	6,146,925.19	382

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Delinquency Trigger Occurred	NO

Recoveries	313,656.99
Aggregate Net Losses/(Gains) - January 2025	(65,900.60)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.40%
Prior Net Losses/(Gains) Ratio	1.24%
Second Prior Net Losses/(Gains) Ratio	0.52%
Third Prior Net Losses Ratio/(Gains)	0.09%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.23%
Weighted Average Remaining Term	25.13

Flow of Funds	$ Amount
Collections	12,993,284.37
Investment Earnings on Cash Accounts	13,885.35
Servicing Fee	(163,650.43)
Transfer to Collection Account	-
Available Funds	12,843,519.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	66,597.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,174,707.10
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	713,001.08

Total Distributions of Available Funds	12,843,519.29

Servicing Fee	163,650.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	188,710,599.42
Principal Paid	12,023,855.16
Note Balance @ 02/18/25	176,686,744.26

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	35,840,599.42
Principal Paid	12,023,855.16
Note Balance @ 02/18/25	23,816,744.26
Note Factor @ 02/18/25	6.1860067%

Class A-4
Note Balance @ 01/15/25	100,230,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	100,230,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	35,090,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	17,550,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	106,663.05
Total Principal Paid	12,023,855.16
Total Paid	12,130,518.21

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	13,141.55
Principal Paid	12,023,855.16
Total Paid to A-3 Holders	12,036,996.71

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0914080
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.3041890
Total Distribution Amount	10.3955970

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0341330
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.2299815
Total A-3 Distribution Amount	31.2641145

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	513.54
Noteholders' Principal Distributable Amount	486.46

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,924,574.03
Investment Earnings	10,596.91
Investment Earnings Paid	(10,596.91)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,190,184.18	$1,611,815.23	$2,045,343.39
Number of Extensions	83	102	125
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.77%	0.92%